Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease cost
	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019	2018
Finance lease cost:
Amortization of right-of-use assets	66	31	-
Interest on lease liabilities	12	8	-
Operating lease cost:
Fixed rent expense	602	567	561
Short-term lease cost	22	63	61
Net lease cost	702	669	622
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	702	669	622
Net lease cost	702	669	622

Cash and non-cash lease activities
	As at December 31,	As at December 31,
USD'000	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	106	47
Operating cash flows from operating leases	632	550
Financing cash flows from finance leases	12	8
Non-cash investing and financing activities :
Net lease cost	702	669
Additions to ROU assets obtained from:
New finance lease liabilities*	-	321
New operating lease liabilities*	544	3,768

Future minimum annual lease payments
	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2021	629	4	125	759
2022	449	-	64	513
2023	357	-	-	357
2024	357	-	-	357
2025 and beyond	1,201			1,200
Total future minimum operating and short-term lease payments	2,993	4	189	3,186
Less effects of discounting	(491)	-	(3)	(494)
Less effects of practical expedient	-	(4)	-	(4)
Lease liabilities recognized	2,502	-	186	2,688

Future minimum lease payments
Year	USD'000
2021	759
2022	513
2023	357
2024	357
2025 and beyond	1,200
Total future minimum operating and short-term lease payments	3,186
Less effects of discounting	(498)
Lease liabilities recognized	2,688